Lease Liabilities - Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance, beginning of year	$ 113.8	$ 135.2
Additions (terminations)	(98.6)	1.0
Unwinding of discount on lease liabilities	1.5	7.5
Lease payments	(6.3)	(29.9)
Balance, end of year	10.4	113.8
Current portion	4.8	28.8
Long-term portion	$ 5.6	$ 85.0